Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Entity Central Index Key	0001553195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Aug. 01, 2024